Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounts payable (including accounts payable of the variable interest entity (“VIE”) without recourse to the Company of US$2,992,628 and US$5,336,880 as of December 31, 2019 and 2020, respectively)	$ 7,721,368	$ 4,088,283
Advances from customers (including advances from customers of the VIE without recourse to the Company of US$733,518 and US$1,112,800 as of December 31, 2019 and 2020, respectively)	1,338,516	920,925
Taxes payable (including taxes payable of the VIE without recourse to the Company of US$756,020 and US$253,617 as of December 31, 2019 and 2020, respectively)	2,171,280	2,493,137
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the VIE without recourse to the Company of US$3,440,748 and US$5,035,100 as of December 31, 2019 and 2020, respectively)	$ 23,925,523	$ 10,978,932
Ordinary shares issued (in shares)	415,014,994	119,074,382
Ordinary shares outstanding (in shares)	415,014,994	119,074,382
Series A Preferred Stock
Temporary equity, par value (in dollars per share)	$ 0.0001	$ 0.0001
Temporary equity, shares issued (in shares)	0	55,626,960
Temporary equity, shares outstanding (in shares)	0	55,626,960
Temporary equity, shares authorized (in shares)	55,626,960	55,626,960
Series B Preferred Stock
Temporary equity, par value (in dollars per share)	$ 0.0001	$ 0.0001
Temporary equity, shares issued (in shares)	0	50,783,698
Temporary equity, shares outstanding (in shares)	0	50,783,698
Temporary equity, shares authorized (in shares)	50,783,698	50,783,698
Series B+ Preferred Stock
Temporary equity, par value (in dollars per share)	$ 0.0001	$ 0.0001
Temporary equity, shares issued (in shares)	0	26,651,410
Temporary equity, shares outstanding (in shares)	0	26,651,410
Temporary equity, shares authorized (in shares)	26,651,410	26,651,410
Series C Preferred Stock
Temporary equity, par value (in dollars per share)	$ 0.0001	$ 0.0001
Temporary equity, shares issued (in shares)	0	34,793,413
Temporary equity, shares outstanding (in shares)	0	34,793,413
Temporary equity, shares authorized (in shares)	36,533,085	36,533,085
Common Class A
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares authorized (in shares)	800,000,000	0
Ordinary shares issued (in shares)	338,835,056	0
Ordinary shares outstanding (in shares)	338,835,056	0
Common Class B
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares authorized (in shares)	76,179,938	0
Ordinary shares issued (in shares)	76,179,938	0
Ordinary shares outstanding (in shares)	76,179,938	0
VIE
Accounts payable (including accounts payable of the variable interest entity (“VIE”) without recourse to the Company of US$2,992,628 and US$5,336,880 as of December 31, 2019 and 2020, respectively)	$ 5,336,880	$ 2,992,628
Advances from customers (including advances from customers of the VIE without recourse to the Company of US$733,518 and US$1,112,800 as of December 31, 2019 and 2020, respectively)	1,112,800	733,518
Taxes payable (including taxes payable of the VIE without recourse to the Company of US$756,020 and US$253,617 as of December 31, 2019 and 2020, respectively)	253,617	756,020
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the VIE without recourse to the Company of US$3,440,748 and US$5,035,100 as of December 31, 2019 and 2020, respectively)	$ 5,035,100	$ 3,440,748